DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Credit card receivables	$ 1,021,506	$ 1,133,228	$ 1,042,250	$ 1,273,269
Allowance for doubtful accounts	205,384	176,653	141,282	$ 143,296
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	176,653	141,282	63,847
Charges to cost and expenses	28,731	35,371	77,436
Charged to other accounts	0	0	0
Deductions	0	0	0
Balance at end of period	$ 205,384	$ 176,653	$ 141,282